U.S. Commercial Paper (U.S [Member] Commercial Paper [Member], USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Automotive [Member] Zero Point One Seven Percent Bmw Us Capital, Llc Maturing At 8-January-2013 [Member]		Dec. 31, 2011 Automotive [Member] Zero Point Three Eight Percent Bmw Us Capital, Llc Maturing At 9-January-2012 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Two Five Percent Hsbc Usa Inc. Maturing At 19-February-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Two Four Percent Mizuho Funding Llc Maturing At 30-January-2013 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Two Nine Percent Bank Of Tokyo-Mitsubishi (Ny) Maturing At 25-January-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Four Five Percent Credit Suisse (Usa), Inc. Maturing At 15-February-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Five Five Percent Goldman Sachs Maturing At 19-March-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Two Percent Hsbc Usa Inc. Maturing At 27-January-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Two Percent Standard Chartered Bank (Ny) Maturing At 4-January-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point One Eight Percent Union Bank, Na Maturing At 6-February-2012 [Member]		Dec. 31, 2011 Beverages [Member] Zero Point Two Five Percent Anheuser-Busch Inbev Worldwide Inc. Maturing At 2-February-2012 [Member]		Dec. 31, 2011 Charity [Member] Zero Point One Percent Salvation Army Maturing At 25-January-2012 [Member]		Dec. 31, 2012 Diversified Financial Services [Member] Zero Point Two Five Percent Ing (U.S.) Funding Llc Maturing At 4-January-2013 [Member]		Dec. 31, 2012 Diversified Financial Services [Member] Zero Point One Eight Percent Uob Funding Llc Maturing At 22-January-2013 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point One Seven Percent American Honda Finance Corp. Maturing At 18-January-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point One Four Percent General Electric Capital Corp. Maturing At 11-January-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point Three Five Percent Ing (U.S.) Funding Llc Maturing At 27-February-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point Three Two Percent Nordea Invest Mgmt North America, Inc. Maturing At 6-January-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point Zero Eight Percent Paccar Financial Corp. Maturing At 9-January-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point One One Percent Private Export Funding Corp. Maturing At 15-February-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point Three Five Percent River Fuel Trust 1 Maturing At 13-January-2012 [Member]		Dec. 31, 2012 Energy [Member] Zero Point Two Eight Percent Devon Energy Corporation Maturing At 16-January-2013 [Member]		Dec. 31, 2012 Energy [Member] Zero Point Four Two Percent Nextera Energy Capital Holdings, Inc. Maturing At 2-January-2013 [Member]		Dec. 31, 2012 Energy [Member] Zero Point Two Two Percent Oglethorpe Power Corp. Maturing At 19-February-2013 [Member]		Dec. 31, 2012 Energy [Member] Zero Point Four Percent Oneok, Inc. Maturing At 14-January-2013 [Member]		Dec. 31, 2011 Energy [Member] Zero Point Five Percent Nextera Energy Maturing At 11-January-2012 [Member]		Dec. 31, 2011 Energy [Member] Zero Point One Seven Percent Oglethorpe Power Corp. Maturing At 12-January-2012 [Member]		Dec. 31, 2011 Energy [Member] Zero Point One Seven Percent Southern Company Maturing At 11-January-2012 [Member]		Dec. 31, 2011 Food [Member] Zero Point One Nine Percent Kellogg Company Maturing At 5-January-2012 [Member]		Dec. 31, 2011 Insurance [Member] Zero Point Zero Seven Percent Metlife Funding, Inc. Maturing At 10-January-2012 [Member]
Face Value			$ 150,000		$ 250,000		$ 200,000		$ 250,000		$ 200,000		$ 200,000		$ 150,000		$ 150,000		$ 250,000		$ 200,000		$ 250,000		$ 150,000		$ 250,000		$ 120,000		$ 150,000		$ 250,000		$ 200,000		$ 200,000		$ 250,000		$ 250,000		$ 150,000		$ 250,000		$ 250,000		$ 250,000		$ 305,000		$ 270,000		$ 300,000		$ 250,000		$ 250,000		$ 200,000
Maturity Date			Jan. 08, 2013		Jan. 09, 2012		Feb. 19, 2013		Jan. 30, 2013		Jan. 25, 2012		Feb. 15, 2012		Mar. 19, 2012		Jan. 27, 2012		Jan. 04, 2012		Feb. 06, 2012		Feb. 02, 2012		Jan. 25, 2012		Jan. 04, 2013		Jan. 22, 2013		Jan. 18, 2012		Jan. 11, 2012		Feb. 27, 2012		Jan. 06, 2012		Jan. 09, 2012		Feb. 15, 2012		Jan. 13, 2012		Jan. 16, 2013		Jan. 02, 2013		Feb. 19, 2013		Jan. 14, 2013		Jan. 11, 2012		Jan. 12, 2012		Jan. 11, 2012		Jan. 05, 2012		Jan. 10, 2012
Yield1			0.17%	[1]	0.38%	[1]	0.25%	[1]	0.24%	[1]	0.29%	[1]	0.45%	[1]	0.55%	[1]	0.20%	[1]	0.20%	[1]	0.18%	[1]	0.25%	[1]	0.10%	[1]	0.25%	[1]	0.18%	[1]	0.17%	[1]	0.14%	[1]	0.35%	[1]	0.32%	[1]	0.08%	[1]	0.11%	[1]	0.35%	[1]	0.28%	[1]	0.42%	[1]	0.22%	[1]	0.40%	[1]	0.50%	[1]	0.17%	[1]	0.17%	[1]	0.19%	[1]	0.07%	[1]
Fair Value	2,024,710	4,519,245	149,995		249,979		199,932		249,952		199,961		199,888		149,821		149,966		249,995		199,964		249,944		149,990		249,995		119,987		149,988		249,999		199,889		199,991		249,996		249,966		149,980		249,971		249,997		249,925		304,956		269,966		299,984		249,988		249,995		199,995
% of Partners' Capital (Net Asset Value)	4.05%	7.01%	0.30%		0.39%		0.40%		0.50%		0.31%		0.31%		0.23%		0.23%		0.39%		0.31%		0.39%		0.23%		0.50%		0.24%		0.23%		0.39%		0.31%		0.31%		0.39%		0.39%		0.23%		0.50%		0.50%		0.50%		0.61%		0.42%		0.46%		0.39%		0.39%		0.31%
Investment Owned, at Cost	$ 2,024,306	$ 4,518,227

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.